Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Registrant Name	BARRICK GOLD CORP
Entity Central Index Key	0000756894
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false